Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets:
Asbestos liability	$ 356.6	$ 384.9
Other provisions and accruals	52.8	49.0
Net operating loss carryforwards	24.2	24.2
Foreign tax credit carryforwards	107.5	112.4
Total deferred tax assets	541.1	570.5
Valuation allowance	(110.4)	(115.0)
Total deferred tax assets net of valuation allowance	430.7	455.5
Deferred tax liabilities:
Depreciable and amortizable assets	(130.0)	(117.4)
Other	(12.0)	(9.4)
Total deferred tax liabilities	(142.0)	(126.8)
Total deferred taxes, net	$ 288.7	$ 328.7